Foreclosed Assets (Expenses Related To Foreclosed Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Foreclosed Assets [Abstract]
Net loss (gain) on sales
Provision for unrealized losses
Operating expenses, net of rental income	$ 137	$ 328
Foreclosed assets, net	$ 137	$ 328